CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 616,315	$ 658,976	$ 2,089,023	$ 1,412,604	$ 2,805,647	$ 2,355,895
Loss from operations	(616,315)	(658,976)	(2,089,023)	(1,412,604)	(2,805,647)	(2,355,895)
Other income
Interest on investments in trust	116,580	354,619	516,603	433,795	3,348	1,251,889
Interest expense	(26,253)		(39,857)
Finance transaction costs			(464,670)
Offering costs allocated to warrants				(3,600,000)	(690,542)	(3,600,000)
Change in fair value of warrant liabilities	165,437	308,445	165,437	5,798,246	6,359,058	6,668,954
Total other income	255,764	663,064	177,513	2,632,041	5,671,864	4,320,843
(Loss) Income before taxes	(360,551)	4,088	(1,911,510)	1,219,437
Provision for income taxes	(43,011)		(81,823)
Net (loss) income	(403,562)	4,088	(1,993,333)	1,219,437	2,866,217	1,964,948
Offering costs allocated to warrants					(690,542)	(3,600,000)
Net income	$ (403,562)	$ 4,088	$ (1,993,333)	$ 1,219,437	$ 2,866,217	$ 1,964,948
Common Class A Subject to Redemption [Member]
Other income
Weighted average number of shares outstanding, basic	812,715	10,326,000	1,381,829	10,326,000	10,326,000	9,582,767
Weighted average number of shares outstanding, diluted	812,715	10,326,000	1,381,829	10,326,000	10,326,000	9,582,767
Basic net income per common stock	$ (0.12)	$ 0.00	$ (0.49)	$ 0.09	$ 0.22	$ 0.16
Diluted net income per common stock	$ (0.12)	$ 0.00	$ (0.49)	$ 0.09	$ 0.22	$ 0.16
Common Share Not Subject Redemption [Member]
Other income
Weighted average number of shares outstanding, basic	2,684,760	2,684,760	2,684,760	2,684,760
Weighted average number of shares outstanding, diluted	2,684,760	2,684,760	2,684,760	2,684,760	2,613,724	2,684,760
Basic net income per common stock	$ (0.12)	$ 0.00	$ (0.49)	$ 0.09	$ 0.22	$ 0.16
Diluted net income per common stock	$ (0.12)	$ 0.00	$ (0.49)	$ 0.09	$ 0.22	$ 0.16